SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDS(registered trademark)
CLASS A, CLASS T, CLASS B, AND CLASS C
FEBRUARY 26, 1999
REVISED APRIL 9,1999 PROSPECTUS

   FIDELITY ADVISOR STRATEGIC OPPORTUNITIES FUND HAS BEEN RENAMED
FIDELITY ADVISOR VALUE STRATEGIES FUND. ALL REFERENCES TO ADVISOR
STRATEGIC OPPORTUNITIES THROUGHOUT THIS PROSPECTUS SHOULD BE REPLACED WITH ADVISOR VALUE STRATEGIES.

   The following information replaces similar information found in the "Investment Summary" section beginning on page 3.

   INVESTMENT OBJECTIVE

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

   FMR's principal investment strategies include:

   (small solid bullet) Investing primarily in common stocks.

   (small solid bullet) Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, earnings or growth potential (stocks of these companies are often called "value" stocks).

   (small solid bullet) Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

   PRINCIPAL INVESTMENT RISKS

   The fund is subject to the following principal investment risks:

   (small solid bullet)     STOCK MARKET VOLATILITY.    Stock markets
are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.
Different parts of the market can react differently to these developments.

   (small solid bullet)     FOREIGN EXPOSURE.    Foreign markets can
be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

   (small solid bullet)     ISSUER-SPECIFIC CHANGES.    The value of
an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

   (small solid bullet)     "VALUE" INVESTING.    "Value" stocks can
perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   The following information replaces similar information found in the "Performance" section on page 12.

   The following information illustrates the changes in the funds' performance, as represented by the performance of Class T, from year to year and compares the funds' performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Each of Advisor Balanced and Advisor Strategic Income may also compare its performance to the performance of a combination of market indexes over various periods of time. Each of Advisor Intermediate Municipal Income, Advisor Equity Income and Advisor Equity Growth may also compare their performance to the performance of an additional index over various periods of time. Data for the additional index for Advisor Intermediate Municipal Income is available only from June 30, 1993 to the present. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. Returns are based on past results and are not an indication of future performance.

   The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 18.


For the periods ended        Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

ADVISOR VALUE STRATEGIES -    -5.10%      n/a            9.31%A
CLASS A

ADVISOR VALUE STRATEGIES -    -2.69%       9.81%         12.64%
CLASS T

ADVISOR VALUE STRATEGIES -    -4.67%      n/a            14.42%C
CLASS B

S&P 500                       28.58%       24.06%        19.21%

Russell MidCap Value Index    5.08%        17.53%        16.18%

Lipper Capital Appreciation   19.96%       14.96%        14.09%
Funds Average



   * BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE
CLASS'S COMMENCEMENT OF OPERATIONS.

   A FROM JANUARY 1, 1997.

   C FROM JANUARY 1, 1995.

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 20.

For the periods ended         Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

ADVISOR HIGH YIELD - CLASS A   -5.15%      n/a            4.47%A

ADVISOR HIGH YIELD - CLASS T   -3.93%       8.03%         12.59%

ADVISOR HIGH YIELD - CLASS B   -5.58%      n/a            10.20%B

ADVISOR HIGH YIELD - CLASS C   -2.07%      n/a            -2.07%C

Merrill Lynch High Yield       3.66%        9.01%         11.08%
Master Index

Merrill Lynch High Yield       2.95%        9.12%         11.18%
Master II Index

Lipper High Current Yield      -0.44%       7.37%         9.34%
Funds Average


* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1997.

B FROM JANUARY 1, 1995.

C FROM JANUARY 1, 1998.

   The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 21.

   Going forward, Advisor Value Strategies' performance will be compared to the Russell MidCap Value Index rather than the S&P 500. The Russell MidCap Value Index more closely reflects the fund's investment strategy.

   Russell MidCap Value Index is a market capitalization-weighted index of medium capitalization value-oriented stocks of U.S.
corporations.

Going forward, Advisor High Yield's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The following information replaces similar information found in the
"Investment Details" section    beginning     on page 31.

   INVESTMENT OBJECTIVE

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

   FMR normally invests the fund's assets primarily in common stocks.

   FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential. The stocks of these companies are often called "value" stocks.

   Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

   FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

   In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

   FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

   The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment
Details" section on page 40.

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

The following information replaces similar information found in the "Fund Management" section on page 50.

Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the Equity Funds, the Bond Funds (except Advisor Government Investment and Advisor Municipal Income), Advisor Intermediate Bond, and Advisor Short Fixed-Income. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the Equity Funds, the Bond Funds (except Advisor Government Investment and Advisor Municipal Income), Advisor Intermediate Bond, and Advisor Short Fixed-Income.

Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the Equity Funds, the Bond Funds (except Advisor Government Investment and Advisor Municipal Income), Advisor Intermediate Bond, and Advisor Short Fixed-Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the Equity Funds, the Bond Funds (except Advisor Government Investment and Advisor Municipal Income), Advisor Intermediate Bond, and Advisor Short Fixed-Income.

John Carlson is vice president and lead manager of Advisor Strategic Income, which he has managed since August 1995. Other Fidelity investment professionals assist Mr. Carlson in selecting investments for the fund. He also manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.

Margaret Eagle is vice president and manager of Advisor High Yield, which she has managed since January 1987. Additionally, she is a senior vice president of Fidelity Trust Company. Since joining
Fidelity in 1980, Ms. Eagle has been an analyst and portfolio manager.

       EFFECTIVE AUGUST 2, 1999,    David Felman is vice president and
manager of Advisor Mid Cap Fund. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

Kevin Grant is vice president and manager of Advisor Balanced and Advisor Intermediate Bond, which he has managed since March 1996 and October 1995, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was vice president and chief mortgage strategist at Morgan Stanley for three years.

The following information found in the "Fund Management" section on page 51 is no longer applicable.

Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior fund manager with Legal & General, Limited, from 1981 to 1995.

The following information replaces the last paragraph found in the "Fund Management" section on page 51.

For Advisor Value Strategies, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment decreases the management fee if the fund has performed worse than the S&P 500. After December 31, 2000, no performance adjustment will be applied to the basic fee.

For Advisor Growth Opportunities, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the S&P 500.

The following information replaces the seventh paragraph found in the "Fund Management" section on page 52.

For Advisor Value Strategies, the performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is subtracted from the basic fee if the fund's performance over the performance period is worse than that of the S&P 500. The maximum annualized performance adjustment rate is -0.20% of the fund's average net assets over the performance period.

For Advisor Growth Opportunities, the performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is(plus/minus)0.20% of the fund's average net assets over the performance period.

The following information replaces similar information found in the "Financial Highlights" section on page 95.

ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS B

Selected Per-Share Data and
Ratios

Years ended November 30      1998G      1997      1996      1995      1994D

Net asset value, beginning   $ 10.590   $ 10.410  $ 10.380  $ 9.400   $ 9.890
of period

Income from Investment
Operations

 Net interest income          .339       .382      .394      .373      .155

 Net realized and             .200       .181      .030      .980      (.490)
unrealized gain (loss)

 Total from investment        .539       .563      .424      1.353     (.335)
operations

Less Distributions

 From net interest income     (.339)     (.382)    (.394)    (.373)    (.155)

 From net realized gain      (.030)     (.001)    --        --        --

 Total distributions         (.369)     (.383)    (.394)    (.373)    (.155)

Net asset value, end of     $ 10.760   $ 10.590  $ 10.410  $ 10.380  $ 9.400
period

Total returnB,C              5.17%      5.54%     4.21%     14.60%    (3.44)%

Net assets, end of period   $ 11,134   $ 7,917   $ 7,445   $ 6,226   $ 1,682
(000 omitted)

Ratio of expenses to         1.65%A,E   1.65%E    1.66%E    1.68%E    1.65%A,E
average net assets

Ratio of net interest        3.45%A     3.67%     3.76%     3.71%     3.74%A
income to average net assets

Portfolio turnover           26%A,F     18%       35%       53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31

SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDS(registered trademark)
INSTITUTIONAL CLASS
FEBRUARY 26,1999 PROSPECTUS

       FIDELITY ADVISOR STRATEGIC OPPORTUNITIES FUND HAS BEEN RENAMED FIDELITY ADVISOR VALUE STRATEGIES FUND. ALL REFERENCES TO ADVISOR
STRATEGIC OPPORTUNITIES THROUGHOUT THIS PROSPECTUS SHOULD BE REPLACED WITH ADVISOR VALUE STRATEGIES.

   The following information replaces similar information found in the "Investment Summary" section beginning on page 3.

   INVESTMENT OBJECTIVE

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

   FMR's principal investment strategies include:

   (small solid bullet) Investing primarily in common stocks.

   (small solid bullet) Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, earnings or growth potential (stocks of these companies are often called "value" stocks).

   (small solid bullet) Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

   PRINCIPAL INVESTMENT RISKS

   The fund is subject to the following principal investment risks:

   (small solid bullet)     STOCK MARKET VOLATILITY.    Stock markets
are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.
Different parts of the market can react differently to these developments.

   (small solid bullet)     FOREIGN EXPOSURE.    Foreign markets can
be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

   (small solid bullet)     ISSUER-SPECIFIC CHANGES.    The value of
an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

   (small solid bullet)     "VALUE" INVESTING.    "Value" stocks can
perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   The following information replaces similar information found in the "Performance" section on page 11.

   The following information illustrates the changes in the funds' performance from year to year and compares the funds' performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Each of Advisor Balanced and Advisor Strategic Income may also compare its performance to the performance of a combination of market indexes over various periods of time. Each of Advisor Intermediate Municipal Income, Advisor Equity Income and Advisor Equity Growth may also compare their performance to the performance of an additional index over various periods of time. Data for the additional index for Advisor Intermediate Municipal Income is available only from June 30, 1993 to the present. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. Returns are based on past results and are not an indication of future performance.

   The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 18.


For the periods ended        Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

ADVISOR VALUE STRATEGIES      1.12%       n/a            9.16%B

S&P 500                       28.58%      n/a            28.23%B

Russell MidCap Value Index    5.08%       n/a            19.30%B

Lipper Capital Appreciation   19.96%      n/a            16.12%B
Funds Average



* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

B FROM JANUARY 1, 1996.

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 19.

For the periods ended      Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

ADVISOR HIGH YIELD          -0.18%      n/a            9.23%A

Merrill Lynch High Yield    3.66%       n/a            9.11%A
Master Index

Merrill Lynch High Yield    2.95%       n/a            9.07%A
Master II Index

Lipper High Current Yield   -0.44%      n/a            8.21%A
Funds Average


* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1996.

   The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 20.

   Going forward, Advisor Value Strategies' performance will be compared to the Russell MidCap Value Index rather than the S&P 500. The Russell MidCap Value Index more closely reflects the fund's investment strategy.

   Russell MidCap Value Index is a market capitalization-weighted index of medium capitalization value-oriented stocks of U.S.
corporations.

Going forward, Advisor High Yield's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

   The following information replaces similar information found in the "Investment Details" section beginning on page 28.

   INVESTMENT OBJECTIVE

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

   FMR normally invests the fund's assets primarily in common stocks.

   FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential. The stocks of these companies are often called "value" stocks.

   Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

   FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

   In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

   FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

   The following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section on page 37.

       FOREIGN EXPOSURE.    Foreign securities, foreign currencies,
and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

   The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment
Details" section on page 37.

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

The following information replaces similar information found in the "Fund Management" section beginning on page 46.

John Carlson is vice president and lead manager of Advisor Strategic Income, which he has managed since August 1995. Other Fidelity investment professionals assist Mr. Carlson in selecting investments for the fund. He also manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.

Margaret Eagle is vice president and manager of Advisor High Yield, which she has managed since January 1987. Additionally, she is a senior vice president of Fidelity Trust Company. Since joining
Fidelity in 1980, Ms. Eagle has been an analyst and portfolio manager.

       EFFECTIVE AUGUST 2, 1999,    David Felman is vice president and
manager of Advisor Mid Cap Fund. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

Kevin Grant is vice president and manager of Advisor Balanced and Advisor Intermediate Bond, which he has managed since March 1996 and October 1995, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was vice president and chief mortgage strategist at Morgan Stanley for three years.

The following information found in the "Fund Management" section on page 47 is no longer applicable.

Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior fund manager with Legal & General, Limited, from 1981 to 1995.

   The following information replaces the fourth paragraph found in the "Fund Management" section on page 48.

   For Advisor Value Strategies, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment decreases the management fee if the fund has performed worse than the S&P 500. After December 31, 2000, no performance adjustment will be applied to the basic fee.

For Advisor Growth Opportunities, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the S&P 500.

   The following information replaces the twelfth paragraph found in the "Fund Management" section on page 48.

   For Advisor Value Strategies, the performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is subtracted from the basic fee if the fund's performance over the performance period is worse than that of the S&P 500. The maximum annualized performance adjustment rate is -0.20% of the fund's average net assets over the performance period.

For Advisor Growth Opportunities, the performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is(plus/minus)0.20% of the fund's average net assets over the performance period.

The following information replaces similar information found in the "Financial Highlights" section on page 59.

ADVISOR INTERMEDIATE MUNICIPAL INCOME

Selected Per-Share Data
and Ratios

Years ended November 30     1998G     1997      1996      1995      1994      1993

Net asset value, beginning  $ 10.590  $ 10.410  $ 10.360  $ 9.410   $ 10.460  $ 11.080
of period

Income from Investment
Operations

 Net interest income         .427      .475      .487      .477      .481      .536

 Net realized and            .210      .181      .050      .950      (1.030)   .260
unrealized gain (loss)

 Total from investment       .637      .656      .537      1.427     (.549)    .796
operations

Less Distributions

 From net interest income    (.427)    (.475)    (.487)    (.477)    (.481)    (.536)

 From net realized gain      (.030)    (.001)    --        --        --        (.880)

 In excess of net realized   --        --        --        --        (.020)    --
gain

 Total distributions         (.457)    (.476)    (.487)    (.477)    (.501)    (1.416)

Net asset value, end of     $ 10.770  $ 10.590  $ 10.410  $ 10.360  $ 9.410   $ 10.460
period

Total returnB,C              6.14%     6.48%     5.36%     15.44%    (5.43)%   8.01%

Net assets, end of period   $ 6,328   $ 6,098   $ 6,455   $ 11,085  $ 11,702  $ 15,076
(000 omitted)

Ratio of expenses to         .75%A,D   .75%D     .75%D     .70%D     .65%D     .65%D
average net assets

Ratio of expenses to         .75%A     .75%      .74%E     .70%      .65%      .65%
average net assets after
expense reductions

Ratio of net interest        4.36%A    4.57%     4.68%     4.96%     4.75%     5.01%
income to average net assets

Portfolio turnover           26%A,F    18%       35%       53%       53%       46%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER.
G ELEVEN MONTHS ENDED OCTOBER 31

The following information replaces similar information found on the back cover.

Fidelity Advisor Funds, Fidelity Investments & (Pyramid) Design,
Fidelity, Fidelity Investments, and Directed Dividends are registered trademarks of FMR Corp.

TechnoQuant and Portfolio Advisory Services are service marks of FMR
Corp.

SUPPLEMENT TO THE FIDELITY STRATEGIC
OPPORTUNITIES FUND
INITIAL CLASS
FEBRUARY 26,1999
PROSPECTUS

   FIDELITY ADVISOR STRATEGIC OPPORTUNITIES FUND HAS BEEN RENAMED
FIDELITY ADVISOR VALUE STRATEGIES FUND. ALL REFERENCES TO ADVISOR
STRATEGIC OPPORTUNITIES THROUGHOUT THIS PROSPECTUS SHOULD BE REPLACED WITH ADVISOR VALUE STRATEGIES.

   The following information replaces similar information found in the "Investment Summary" section on page 3.

   INVESTMENT OBJECTIVE

   ADVISOR VALUE STRATEGIES FUND seeks capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

   FMR's principal investment strategies include:

   (small solid bullet) Investing primarily in common stocks.

   (small solid bullet) Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, earnings or growth potential (stocks of these companies are often called "value" stocks).

   (small solid bullet) Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

   PRINCIPAL INVESTMENT RISKS

   The fund is subject to the following principal investment risks:

   (small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

   (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

   (small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

   (small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   The following information replaces similar information found in the "Performance" section on page 3.

The following information illustrates the changes in the fund 's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of
similar funds over various periods of time.    Prior to July 1, 1999,
the fund operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its
current investment policies.     Returns are based on past results and
are not an indication of future performance.

   The following information replaces similar information in the "Performance" section on page 4.

   AVERAGE ANNUAL RETURNS

For the periods ended          Past 1 year  Past 5 years  Past 10 years
December 31, 1998

Value Strategies -  Initial     1.22%        11.21%        13.63%
Class

S&P 500(registered trademark)   28.58%       24.06%        19.21%

Russell MidCap  Value Index     5.08%        17.53%        16.18%

Lipper Capital Appreciation     19.96%       14.96%        14.09%
Funds Average


   The following information supplements the information found in the "Performance" section on page 4.

   Going forward, Advisor Value Strategies' performance will be compared to the Russell MidCap Value Index rather than the S&P 500. The Russell MidCap Value Index more closely reflects the fund's investment strategy.

   Russell MidCap Value Index is a market capitalization-weighted index of medium capitalization value-oriented stocks of U.S.
corporations.

The following information replaces similar information found on page
4.
SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)


The following information replaces similar information found in the "Investment Details" section on page 6.

INVESTMENT OBJECTIVE

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

   FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential. The stocks of these companies are often called "value" stocks.

   Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

   In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

   FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information supplements    the     information found
under the heading "Principle Investment Risks" in the "Investment
Details"    section on     page    7    .

       "VALUE   "     INVESTING.    "Value" stocks can react
differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details"
section on page    7    .

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

The following information replaces    the twelfth and thirteenth
paragraphs found in the     "Fund Management" section on page 21.

   The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment decreases the management fee if the fund has performed worse than the S&P 500. After December 31, 2000, no performance adjustment will be applied to the basic fee.

   The following information replaces the fifth paragraph found in the "Fund Management" section on page 22.

   The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is subtracted from the basic fee if the fund's performance over the performance period is worse than that of the S&P
500. The maximum annualized performance adjustment rate is -0.20% of the fund's average net assets over the performance period.

SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS(registered trademark)
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS
FEBRUARY 26, 1999
REVISED APRIL 9, 1999
STATEMENT OF ADDITIONAL INFORMATION

   FIDELITY ADVISOR STRATEGIC OPPORTUNITIES FUND HAS BEEN RENAMED
FIDELITY ADVISOR VALUE STRATEGIES FUND. ALL REFERENCES TO ADVISOR
STRATEGIC OPPORTUNITIES THROUGHOUT THIS SAI SHOULD BE REPLACED WITH ADVISOR VALUE STRATEGIES.

   THE FOLLOWING INFORMATION REPLACES NON-FUNDAMENTAL INVESTMENT
LIMITATION (III) BEGINNING ON PAGE 3 FOR EACH FUND EXCEPT ADVISOR
EMERGING MARKETS INCOME FUND AND ADVISOR STRATEGIC INCOME FUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   THE FOLLOWING INFORMATION REPLACES NON-FUNDAMENTAL INVESTMENT
LIMITATION (IV) ON PAGES 24 AND 27, RESPECTIVELY, FOR ADVISOR EMERGING MARKETS INCOME FUND AND ADVISOR STRATEGIC INCOME FUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION.

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   THE FOLLOWING INFORMATION REPLACES NON-FUNDAMENTAL INVESTMENT LIMITATION (V) BEGINNING ON PAGE 3 FOR EACH FUND EXCEPT ADVISOR EMERGING MARKETS INCOME FUND, ADVISOR STRATEGIC INCOME FUND, ADVISOR MUNICIPAL INCOME FUND AND ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES NON-FUNDAMENTAL INVESTMENT
LIMITATION (VI) ON PAGES 25 AND 27, RESPECTIVELY, FOR ADVISOR EMERGING MARKETS INCOME FUND AND ADVISOR STRATEGIC INCOME FUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION.

   (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR LATIN AMERICA FUND" SECTION BEGINNING ON PAGE 3.

   For purposes of normally investing at least 65% of the fund's total assets in securities of Latin American issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR JAPAN FUND" SECTION BEGINNING ON PAGE 4.

   For purposes of normally investing at least 65% of the fund's total assets in securities of Japanese issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR EUROPE CAPITAL APPRECIATION FUND" SECTION BEGINNING ON PAGE 5.

   For purposes of normally investing at least 65% of the fund's total assets in securities of issuers that have their principal activities in Europe, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND" SECTION BEGINNING ON PAGE 6.

   For purposes of normally investing at least 65% of the fund's total assets in foreign securities, including securities of issuers located in emerging markets, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR OVERSEAS FUND" AND "INVESTMENT LIMITATIONS OF ADVISOR
DIVERSIFIED INTERNATIONAL FUND" SECTIONS BEGINNING ON PAGES 7 AND 8,
RESPECTIVELY.

   For purposes of normally investing at least 65% of the fund's total assets in foreign securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR GLOBAL EQUITY FUND" SECTION BEGINNING ON PAGE 9.

   For purposes of normally investing at least 65% of the fund's total assets in common stocks, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR SMALL CAP FUND" SECTION BEGINNING ON PAGE 11.

   For purposes of normally investing at least 65% of the fund's total assets in securities of companies with small market capitalizations, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR MID CAP FUND" SECTION BEGINNING ON PAGE 13.

   For purposes of normally investing at least 65% of the fund's total assets in securities of companies with medium market capitalizations, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR EQUITY GROWTH FUND" SECTION BEGINNING ON PAGE 15.

   For purposes of normally investing at least 65% of the fund's total assets in common stocks, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR LARGE CAP FUND" SECTION BEGINNING ON PAGE 16.

   For purposes of normally investing at least 65% of the fund's total assets in securities of companies with large market capitalizations, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR DIVIDEND GROWTH FUND" SECTION BEGINNING ON PAGE 17.

   For purposes of normally investing at least 65% of the fund's total assets in securities of companies that FMR believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently paid, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR EQUITY INCOME FUND" SECTION BEGINNING ON PAGE 21.

   For purposes of normally investing at least 65% of the fund's total assets in income-producing equity securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR BALANCED FUND" SECTION BEGINNING ON PAGE 23.

   For purposes of investing at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock), FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR EMERGING MARKETS INCOME FUND" SECTION BEGINNING ON PAGE 24.

   For purposes of normally investing at least 65% of the fund's total assets in debt securities of issuers in emerging markets, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR HIGH YIELD FUND" SECTION BEGINNING ON PAGE 25.

   For purposes of normally investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR GOVERNMENT INVESTMENT FUND" SECTION BEGINNING ON PAGE
27.

   For purposes of normally investing at least 65% of the fund's total assets in U.S. Government securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR MORTGAGE SECURITIES FUND" SECTION BEGINNING ON PAGE 28.

   For purposes of normally investing at least 65% of the fund's total assets in investment-grade mortgage-related securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 82.

                                                                                         Average Annual Returns1

                            Fiscal Period Ended  Thirty-Day Yield  Tax Equivalent Yield  One Year             Five Years

Advisor Intermediate                              2.63%             4.11%                 2.67%                4.30%
Municipal Income - Class B

Advisor Intermediate                              3.54%             5.53%                 6.73%                5.22%
Municipal Income -
Institutional



                                                         Cumulative Returns1

                            Ten Years/ Life of Fund*     One Year             Five Years  Ten Years/ Life of Fund*

Advisor Intermediate         6.12%                        2.67%                23.43%      81.13%
Municipal Income - Class B

Advisor Intermediate         6.62%                        6.73%                29.00%      89.84%
Municipal Income -
Institutional


   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 95.

ADVISOR VALUE STRATEGIES -
CLASS A


   Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Value Strategies on December 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,359. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,721 for dividends and $6,971 for capital gain distributions. Initial offering of Class A of Advisor Value Strategies took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

ADVISOR VALUE STRATEGIES -
CLASS T

   Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Value Strategies on December 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,398. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,677 for dividends and $7,095 for capital gain distributions. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

ADVISOR VALUE STRATEGIES -
CLASS B

   Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Value Strategies on December 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,789. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,767 for dividends and $7,277 for capital gain distributions. Initial offering of Class B of Advisor Value Strategies took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

ADVISOR VALUE STRATEGIES -
INSTITUTIONAL CLASS

   Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Value Strategies on December 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $26,287. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,426 for dividends and $7,328 for capital gain distributions. Initial offering of Institutional Class of Advisor Value Strategies took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Initial Class which has no 12b-1 fee. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

ADVISOR VALUE STRATEGIES -
INITIAL CLASS

   Explanatory Notes: With an initial investment of $10,000 in Initial Class of Advisor Value Strategies on December 1, 1988, the net amount invested in Initial Class shares was $10,000.The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $26,269. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,396 for dividends and $7,353 for capital gain distributions. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 134.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class B of Advisor Intermediate Municipal Income would have grown to $18,113.

ADVISOR INTERMEDIATE
MUNICIPAL INCOME - CLASS B

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 10,142                  $ 6,753                       $ 1,218                      $ 18,113



ADVISOR INTERMEDIATE          INDEXES
MUNICIPAL INCOME - CLASS B

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644


During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Intermediate
Municipal Income would have grown to $18,984.

ADVISOR INTERMEDIATE
MUNICIPAL INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 10,151                  $ 7,611                       $ 1,222                      $ 18,984



ADVISOR INTERMEDIATE          INDEXES
MUNICIPAL INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644


THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 139.

   Each of Advisor TechnoQuant Growth, Advisor Value Strategies, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced may compare its performance to that of the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks.

   Advisor Value Strategies may compare its performance to that of the Russell MidCap Value Index, a market capitalization-weighted index of medium-capitalization stocks determined by Russell to be value stocks as measured by their lower price-to-book ratios and lower forecasted growth values.

Advisor High Yield may compare its performance to that of the Merrill Lynch High Yield Master II Index, a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Issues must have an outstanding par value of at least $50 million to be included in the index.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 164.

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $669 billion of group net assets - the approximate level for December 1998 - was 0.2863%, which is the weighted average of the respective fee rates for each level of group net assets up to $669 billion.

THE FOLLOWING INFORMATION REPLACES THE FOURTH AND FIFTH PARAGRAPHS FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 165 .

   COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for each of Advisor Overseas and Advisor Growth Opportunities is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the S&P 500 for Advisor Growth Opportunities or the cap-weighted EAFE for Overseas. The performance period consists of the most recent month plus the previous 35 months.

   The basic fee for Advisor Value Strategies is subject to downward adjustment, depending on whether, and to what extent, the fund's investment performance for the performance period is exceeded by the record over the same period of the S&P 500. The performance period consists of the most recent month plus the previous 35 months. After December 31, 2000, no performance adjustment will be applied to the basic fee for Advisor Value Strategies.

   Each percentage point of difference, calculated to the nearest 0.01% (for Advisor Overseas, Advisor Value Strategies, and Advisor Growth Opportunities) (up to a maximum difference of (plus/minus)10.00 for Advisor Overseas and Advisor Growth Opportunities and -10.00 for Advisor Value Strategies) is multiplied by a performance adjustment rate of 0.02%.

   THE FOLLOWING INFORMATION REPLACES THE SEVENTH AND EIGHTH
PARAGRAPHS FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 165
 .

   The performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets throughout the month, giving a dollar amount which will be added to (or subtracted from) the basic fee for Advisor Overseas and Advisor Growth Opportunities or subtracted from the basic fee for Advisor Value Strategies.

   The maximum annualized performance adjustment rate is (plus/minus)0.20% for Advisor Overseas and Advisor Growth
Opportunities and -0.20% for Advisor Value Strategies of a fund's average net assets over the performance period.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 166 .

                            FISCAL YEAR ENDED  PERFORMANCE ADJUSTMENT  MANAGEMENT FEES PAID TO FMR


ADVISOR VALUE STRATEGIES##

1998                        11/30                1,343,174 (downward)    2,375,350*

1/1/97 - 11/30/97           11/30                1,112,763 (downward)    2,293,268*

1996                        12/31                962,281 (downward)      3,621,407*

1995                        12/31                91,269 (upward)         3,510,812*



   * Including the amount of the performance adjustment.

   ## Prior to July 1, 1999, Advisor Value Strategies paid FMR a monthly management fee with two components: a basic fee and a performance adjustment. The basic fee was subject to upward or downward adjustment, depending on whether, and to what extent, the fund's investment performance for the performance period exceeded, or was exceeded by, the record over the same period of the S&P 500. The maximum annualized performance adjustment rate was (plus/minus)0.20% of the fund's average net assets over the performance period.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 168.

On behalf of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Value Strategies, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor High Yield, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of Advisor Latin America and Advisor Europe Capital Appreciation, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIAA. FIAA, in turn, has entered into a sub-advisory agreement with FIAA(U.K.)L. On behalf of Advisor Japan, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor Emerging Markets Income, and Advisor Strategic Income, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.

THE FOLLOWING INFORMATION REPLACES THE SECOND AND EIGHTH PARAGRAPHS FOUND IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 182.

Each class of Advisor Municipal Income and Advisor Intermediate Municipal Income has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each class of each fund. Citibank, N.A. in turn has entered into sub-transfer agent agreements with FIIOC. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services for each class of each fund and receives all related transfer agency fees paid to Citibank, N.A.

Each of Advisor Municipal Income and Advisor Intermediate Municipal Income has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides pricing and bookkeeping services for each fund. Citibank, N.A. in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUSTS" SECTION ON PAGE 185.

CUSTODIANS. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Advisor International Capital Appreciation, Advisor Mid Cap, Advisor Growth Opportunities,
   Advisor Value Strategies    , and Advisor Large Cap. State Street
Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor Diversified International, Advisor Global Equity, Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation. The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York, is custodian of the assets of Advisor TechnoQuant Growth, Advisor Overseas, Advisor Equity Growth, Advisor Growth & Income, Advisor Equity Income, Advisor Balanced, and Advisor Emerging Markets Income. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Intermediate Bond, Advisor Mortgage Securities and Advisor Short Fixed-Income. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Advisor Municipal Income and Advisor Intermediate Municipal Income. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of subcustodian banks and clearing agencies. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.